Annual Total Returns - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund - Fidelity Advisor Mid Cap II Fund - Class A	Mar. 01, 2024
Bar Chart Table:
Annual Return 2014	5.93%
Annual Return 2015	(1.85%)
Annual Return 2016	11.59%
Annual Return 2017	20.25%
Annual Return 2018	(15.10%)
Annual Return 2019	23.31%
Annual Return 2020	18.34%
Annual Return 2021	24.92%
Annual Return 2022	(15.02%)
Annual Return 2023	14.70%